Inventories (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories [Abstract]
Finished goods	€ 5,585,959	€ 10,106,216
Inventory in the statements of operations	312,563	0	€ 53,434
Provision for obsolescence	€ 402,908	€ 90,345